Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Property, Plant And Equipment) (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 4,729,926	$ 4,816,477	$ 4,782,841
Less: accumulated depreciation	2,144,136	2,117,413	1,885,211
Property, plant and equipment, net	2,585,790	2,699,064	2,897,630
Land, buildings and improvements [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	698,642	731,925	723,268
Structures [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	2,961,735	2,999,582	3,021,152
Towers, transmitters and studio equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	457,517	453,044	440,612
Furniture and other equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	544,002	536,255	473,995
Construction in progress [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 68,030	$ 95,671	$ 123,814